SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	4. SUBSEQUENT EVENTS The Plan evaluated subsequent events for potential recognition and disclosure through June 16, 2026, the date the Plan's financial statements were issued.